Investment Objectives and Goals - Aristotle Pacific EXclusive Fund Series C	Mar. 01, 2026
Prospectus [Line Items]
Risk/Return [Heading]	Aristotle Pacific EXclusive Fund Series C
Objective [Heading]	Investment Goal
Objective, Primary [Text Block]	Aristotle Pacific EXclusive Fund Series C (the “Fund”) seeks to provide total return, primarily consisting of current income.